Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2016			$ 20,099			$ 1,138	$ (960)	$ 1,726
Shares issued:
Under dividend reinvestment and share purchase plan			790
On exercise of stock options			62
Under at-the-market equity issuance program, net of issue costs			216
Issuance of stock options, net of exercises					$ 6
Dilution from TC PipeLines, LP units issued					26			225
Asset drop-downs to TC PipeLines, LP					(202)
Columbia Pipeline Partners LP acquisition					(171)			(41)
Reclassification of additional paid-in capital deficit to retained earnings					341
Net income attributable to controlling interests	$ 3,157					3,157
Common share dividends						(2,184)
Preferred share dividends						(159)
Adjustment related to employee share-based payments						12
Reclassification of additional paid-in capital deficit to retained earnings						(341)
Other comprehensive (loss)/income attributable to controlling interests (Note 23)	(926)						(771)
Net income/(loss) attributable to non-controlling interests	(238)							238
Other comprehensive (loss)/income attributable to non-controlling interests								(155)
Distributions declared to non-controlling interests								(280)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					26			225
Decrease in TC Energy's ownership of TC PipeLines, LP					(171)			(41)
Reclassification from common units subject to rescission (Note 20)								106
Impact of Columbia Pipeline Partners LP acquisition								33
Balance at end of year at Dec. 31, 2017	26,891	$ 25,039	21,167	$ 3,980		1,623	(1,731)	1,852
Shares issued:
Under dividend reinvestment and share purchase plan			855
On exercise of stock options			34
Under at-the-market equity issuance program, net of issue costs			1,118
Issuance of stock options, net of exercises					10
Dilution from TC PipeLines, LP units issued					7			49
Columbia Pipeline Partners LP acquisition								(9)
Net income attributable to controlling interests	3,702					3,702
Common share dividends						(2,501)
Preferred share dividends						(163)
Adjustment related to income tax effects of asset drop-downs to TC PipeLines, LP						95
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform						17	(17)
Other comprehensive (loss)/income attributable to controlling interests (Note 23)	1,314						1,142
Net income/(loss) attributable to non-controlling interests	185							(185)
Other comprehensive (loss)/income attributable to non-controlling interests								172
Distributions declared to non-controlling interests								(224)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					7			49
Decrease in TC Energy's ownership of TC PipeLines, LP								(9)
Balance at end of year at Dec. 31, 2018	30,993	29,338	23,174	3,980	17	2,773	(606)	1,655
Shares issued:
Under dividend reinvestment and share purchase plan			931
On exercise of stock options			282
Issuance of stock options, net of exercises					(17)
Net income attributable to controlling interests	4,140					4,140
Common share dividends						(2,794)
Preferred share dividends						(164)
Other comprehensive (loss)/income attributable to controlling interests (Note 23)	(1,052)						(953)
Net income/(loss) attributable to non-controlling interests	(293)							293
Other comprehensive (loss)/income attributable to non-controlling interests								(99)
Distributions declared to non-controlling interests								(215)
Balance at end of year at Dec. 31, 2019	$ 32,397	$ 30,763	$ 24,387	$ 3,980	$ 0	$ 3,955	$ (1,559)	$ 1,634